COMPENSATION EXPENSE - Options Outstanding (Details)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	3,631,723	3,631,723
Options exercisable (in shares)	2,338,332	2,338,332
Exercise price of outstanding options (in dollars per share) | (per share)	$ 10.75	$ 8.54
November 14, 2016
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	325,000	325,000
Options exercisable (in shares)	325,000	325,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 8.85	$ 0
December 15, 2017
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	800,000	800,000
Options exercisable (in shares)	800,000	800,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.35	$ 0
December 17, 2018
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	401,959	401,959
Options exercisable (in shares)	401,959	401,959
Exercise price of outstanding options (in dollars per share) | (per share)	$ 9.81	$ 0
December 15, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	199,380	199,380
Options exercisable (in shares)	199,380	199,380
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.50	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	25,890	25,890
Options exercisable (in shares)	19,935	19,935
Exercise price of outstanding options (in dollars per share) | (per share)	$ 18.85	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	31,764	31,764
Options exercisable (in shares)	18,501	18,501
Exercise price of outstanding options (in dollars per share) | (per share)	$ 0	$ 14.67
December 15, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	1,371,541	1,371,541
Options exercisable (in shares)	496,832	496,832
Exercise price of outstanding options (in dollars per share) | (per share)	$ 10.81	$ 0
December 15, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	364,189	364,189
Options exercisable (in shares)	76,725	76,725
Exercise price of outstanding options (in dollars per share) | (per share)	$ 0	$ 8.00
March 6, 2023
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	112,000	112,000
Options exercisable (in shares)	0	0
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.27	$ 0